Other current liabilities (Tables)	12 Months Ended
Mar. 31, 2026
Other current liabilities [Abstract]
Disclosure of other current liabilities
	March 31, 2026	March 31, 2025
Advance from customers (refer note (i) below)	2,278	2,454
Other payables (refer note (ii) below)	651	346
Contract liabilities (refer note (iii) below)	4,039	2,823
	6,968	5,623